Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Regulatory Assets [Line Items]
Regulatory assets	$ 582,759,000	$ 573,591,000
State mandated public purpose programs (including low income and conservation programs)
Regulatory Assets [Line Items]
Regulatory assets	9,172,000	6,253,000
Infrastructure replacement programs and similar
Regulatory Assets [Line Items]
Regulatory assets	8,236,000	12,486,000
Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	5,768,000	5,046,000
Other
Regulatory Assets [Line Items]
Regulatory assets	9,958,000	8,831,000
Other regulatory assets
Regulatory Assets [Line Items]
Regulatory assets	33,134,000	32,616,000
Prepaids and other current assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	5,000,000.0	4,500,000
Prepaids and other current assets | Other
Regulatory Assets [Line Items]
Regulatory assets	1,600,000	197,000
Deferred charges and other assets | Environmental compliance programs
Regulatory Assets [Line Items]
Regulatory assets	782,000	596,000
Deferred charges and other assets | Other
Regulatory Assets [Line Items]
Regulatory assets	$ 8,300,000	$ 8,600,000